Parent Only Financial Information (Tables)	6 Months Ended
Jun. 30, 2024
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	61,230	59,392
Total current asset	61,230	59,392
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,592,432	1,606,304
Total non-current asset	1,592,432	1,606,304
Total assets	1,653,662	1,665,696
Liabilities
Current liability
Accrued expenses and other current liabilities	27,867	26,397
Total current liability	27,867	26,397
Total liabilities	27,867	26,397
Shareholders’ equity
Class A ordinary shares	17	17
Additional paid-in capital	5,243,416	5,243,427
Accumulated other comprehensive loss	(398,160)	(397,840)
Accumulated deficit	(3,219,478)	(3,206,305)
Total shareholders’ equity	1,625,795	1,639,299
Total liabilities and shareholders’ equity	1,653,662	1,665,696

Schedule of Condensed Statements of Results of Operations	Condensed Statements of Results of Operations
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
General and administrative expenses	(5,188)	(5,121)
Total operating expenses	(5,188)	(5,121)
Loss from operations	(5,188)	(5,121)
Equity income of subsidiaries and the VIE and VIE’s subsidiaries	20,474	17,449
Other income:
Interest income, net	—	845
Other income, net	1,710	—
Income before income tax	16,996	13,173
Income tax expense	—	—
Net income	16,996	13,173
Accretion of Redeemable Convertible Preferred Shares	—	—
Deemed dividend to preferred shareholder	—	—
Net income attributable to ordinary shareholders	16,966	13,173

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Net cash used in operating activities	(143,941)	(2,158)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	—	—
Investment in short-term investments	—	—
Proceeds from redemption of short-term investments	—	—
Net cash used in investing activities	—	—
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	264	—
Proceeds from issuance of issuance of convertible bonds, net of issuance costs	145,064	—
Net cash provided by financing activities	145,328	—
Effect of exchange rate changes on cash and cash equivalents	1,267	320
Net increase/(decrease) in cash and cash equivalents	2,654	(1,838)
Cash and cash equivalents at the beginning of the period	22,710	61,230
Cash and cash equivalents at the end of the period	25,364	59,392